Exposures - Total net exposure (Details) - Credit risk - SEK (kr) kr in Billions	Jun. 30, 2020	Dec. 31, 2019
Sub-classifications of financial information
Net exposure	kr 381.4	kr 347.5
Percentage of net exposures	100.00%	100.00%
Central governments
Sub-classifications of financial information
Net exposure	kr 199.5	kr 161.3
Percentage of net exposures	52.30%	46.40%
Regional governments
Sub-classifications of financial information
Net exposure	kr 12.8	kr 16.5
Percentage of net exposures	3.30%	4.70%
Multilateral development banks
Sub-classifications of financial information
Net exposure	kr 2.7	kr 3.1
Percentage of net exposures	0.70%	0.90%
Public Sector Entity
Sub-classifications of financial information
Net exposure	kr 2.5	kr 4.0
Percentage of net exposures	0.70%	1.20%
Financial institutions
Sub-classifications of financial information
Net exposure	kr 35.0	kr 45.7
Percentage of net exposures	9.20%	13.20%
Corporates
Sub-classifications of financial information
Net exposure	kr 128.9	kr 116.9
Percentage of net exposures	33.80%	33.60%
Credits and interest-bearing securities
Sub-classifications of financial information
Net exposure	kr 305.7	kr 282.5
Percentage of net exposures	100.00%	100.00%
Credits and interest-bearing securities | Central governments
Sub-classifications of financial information
Net exposure	kr 136.8	kr 110.4
Percentage of net exposures	44.80%	39.10%
Credits and interest-bearing securities | Regional governments
Sub-classifications of financial information
Net exposure	kr 12.8	kr 16.5
Percentage of net exposures	4.20%	5.80%
Credits and interest-bearing securities | Multilateral development banks
Sub-classifications of financial information
Net exposure	kr 2.7	kr 3.1
Percentage of net exposures	0.90%	1.10%
Credits and interest-bearing securities | Public Sector Entity
Sub-classifications of financial information
Net exposure	kr 2.5	kr 4.0
Percentage of net exposures	0.80%	1.40%
Credits and interest-bearing securities | Financial institutions
Sub-classifications of financial information
Net exposure	kr 28.5	kr 38.9
Percentage of net exposures	9.30%	13.80%
Credits and interest-bearing securities | Corporates
Sub-classifications of financial information
Net exposure	kr 122.4	kr 109.6
Percentage of net exposures	40.00%	38.80%
Committed undisbursed loans, derivatives, etc.
Sub-classifications of financial information
Net exposure	kr 75.7	kr 65.0
Percentage of net exposures	100.00%	100.00%
Committed undisbursed loans, derivatives, etc. | Central governments
Sub-classifications of financial information
Net exposure	kr 62.7	kr 50.9
Percentage of net exposures	82.80%	78.30%
Committed undisbursed loans, derivatives, etc. | Financial institutions
Sub-classifications of financial information
Net exposure	kr 6.5	kr 6.8
Percentage of net exposures	8.60%	10.50%
Committed undisbursed loans, derivatives, etc. | Corporates
Sub-classifications of financial information
Net exposure	kr 6.5	kr 7.3
Percentage of net exposures	8.60%	11.20%